Summary of significant accounting policies - Summary of the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Beginning balance	$ (1,846)	$ (316)
Bad debt expense, net of recoveries	1,164	2,778
Write-offs	16	1,248
Ending balance	$ (666)	$ (1,846)